Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit	$ 273,693,468	$ 276,806,172	$ 233,425,318
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	(2,601,065)	54,152,782
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	8,514,616	7,656,258
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Investment Income (Loss), before Investment Expense	5,913,551	61,809,040
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	5,577,974	5,286,798
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	11,702,451	10,946,728
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	793,403	485,903
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	18,073,828	16,719,429
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(27,100,083)	(35,147,615)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	$ (3,112,704)	$ 43,380,854